3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details1) (USD $)	9 Months Ended
Jun. 30, 2013
Market price and estimated fair value of common stock:	$ 0.090
Dividend yield	0.00%
Expected volatility	82.00%
Risk-free interest rate	1.30%
Minimum [Member]
Exercise price	$ 0.15
Expected term (years)	3 years
Maximum [Member]
Exercise price	$ 0.20
Expected term (years)	5 years